March 10, 2017

Securities and Exchange Commission Public Filing Desk 100 F. Street, N.E. Washington, DC 20549

RE:

Second Nature Series Trust

Ladies and Gentlemen:

On behalf of Second Nature Series Trust (the “Trust”), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, the Trust’s Registration Statement on Form N-1A.

If you have any questions concerning this filing, please contact me at (614) 469-3217.

Very truly yours,

/s/ Philip B. Sineneng

Philip B. Sineneng

Philip.Sineneng@ThompsonHine.com Fax: 614.469.3361 Phone: 614.469.3217ps